Other Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2024
Other Receivables, Net [Abstract]
Schedule of Other Receivables, Net	Other receivables, net consist of the following:
	As of June 30,
	2023	2024
	RMB	RMB
Receivables from staff (i)	-	16,221
Receivables from a third party channel vendor (ii)	-	706
Deposits related to short-term leases	2,554	14,571
Consideration receivable from disposal of a subsidiary	20,000	-
Amount receivable from a third party		6,397
Other	-	1,614
Sub-total	22,554	39,509
Allowance for current expected credit losses	-	-
Balance at the beginning of the year	-	-
Cumulative-effect adjustment upon adoption of ASU 2016-13	-	(75)
Current period provision for expected credit losses	-	(615)
Balance at the end of the year	-	(690)
Other receivables, net	22,554	38,819
(i)	Amounts represented advances to staff or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.
(ii)	Amount represented pre-acquisition receivables of RMB27,386 and an incremental post-acquisition amount of RMB706 from Shenzhen Chetong Technology Co., Ltd. (“Chetong”) who provided platform services to AIX. The pre-acquisition amount of RMB27,386 was fully recorded an allowance for credit loss as of the acquisition date (i.e., December 31, 2023). The receivables were unsecured, interest-free and repayable on demand. The Group estimated the net amount expected to be collected was nil as of June 30, 2024, and accordingly recorded an allowance for credit losses of RMB706 in others, net of the consolidated statement of operations and comprehensive loss for the year ended June 30, 2024.